TAXATION ON INCOME - Deferred income taxes (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets/(liabilities)
Non recoverable deferred tax assets	₺ 254,342	₺ 391,678
Carry forward tax losses
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	1,499,943	1,854,928
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	299,989	426,633
Unused tax incentives
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	911,095	396,228
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	182,219	91,133
Right of use assets and related lease liabilities
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	48,501	75,673
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	(9,700)	(17,405)
Provision for impairment of trade goods
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(34,171)	44,741
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	6,834	(10,290)
Accrued expenses, contract liabilities and merchant advances
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	967,766	467,698
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	(193,553)	(107,571)
Property and equipment and intangible assets
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	166,168	47,342
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	(33,234)	(9,468)
Other
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	35,269	(2,783)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	(7,054)	640
Prepaid expenses
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	25,659	(23,950)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	(5,132)	5,508
Trade payables and payables to merchants
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(69,864)	(54,339)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	₺ 13,973	₺ 12,498